Document and Entity Information	Jan. 21, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On January 21, 2021, Syneos Health, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Filing”) to report, among other items, the appointment of Donna Kralowetz as the Company’s Chief Accounting Officer and principal accounting officer, in each case effective January 27, 2021. Pursuant to Instruction 2 to Item 5.02 of Form 8-K, this Form 8-K/A is being filed solely to report information called for in Item 5.02(c)(3) of Form 8-K that had not been determined at the time of the filing of the Original Filing.
Document Period End Date	Jan. 21, 2021
Entity Registrant Name	SYNEOS HEALTH, INC.
Entity Central Index Key	0001610950
Entity Emerging Growth Company	false
Entity File Number	001-36730
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	27-3403111
Entity Address, Address Line One	1030 Sync Street
Entity Address, City or Town	Morrisville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27560-5468
City Area Code	919
Local Phone Number	876-9300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock,$0.01 par value per share
Trading Symbol	SYNH
Security Exchange Name	NASDAQ